20. TRADE ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Trade Accounts Payable Tables Abstract
Schedule of trade and accounts payable
	12.31.18	12.31.17
Domestic suppliers
Third parties	4,700.8	4,647.7
Related parties	-	16.6
	4,700.8	4,664.3

Foreign suppliers
Third parties	1,079.4	2,030.7
Related parties	-	-
	1,079.4	2,030.7

(-) Adjustment to present value	(48.0)	(52.8)
	5,732.2	6,642.2

Current	5,552.4	6,445.5
Non-current	179.8	196.8